SHARE-BASED COMPENSATION - Restricted shares (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SHARE-BASED COMPENSATION
Granted - Shares	0	0
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares	120,407	7,244
Granted - Shares	277,778	405,130
Vested - Shares	(226,247)	(291,967)
Non-vested, Ending Balance - Shares	171,938	120,407